Balance Sheets (unaudited) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents, including $1,194 of cash at December 31, 2011 and September 30, 2012, collateralizing letters of credit (Note 14)	$ 1,374	$ 9,244
Short-term investments	0	6,066
Deferred debt offering costs	339	0
Prepaid expenses and other	395	408
Total current assets	2,108	15,718
Property and equipment, net of accumulated depreciation of $12,622 and $12,972 as of December 31, 2011 and September 30, 2012, respectively	686	1,021
Other assets	1,100	1,078
Total assets	3,894	17,817
Current liabilities:
Demand notes, net of debt discount of $31 as of September 30, 2012	1,279	0
Current portion of long-term debt	900	2,205
Accounts payable	1,404	829
Accrued compensation and benefits	587	2,354
Accrued expenses	1,075	437
Current portion of lease liability	646	739
Warrant liability	2,144	2,511
Total current liabilities	8,035	9,075
Long-term debt	2,673	2,782
Lease liability	570	943
Other liabilities	8	2
Total liabilities	11,286	12,802
Commitments and contingencies (Note 14)	0	0
Stockholders' equity (deficit):
Preferred stock, $0.001 par value; 10,000 shares authorized; zero shares issued or outstanding at December 31, 2011 and September 30, 2012, respectively	0	0
Common stock, $0.001 par value; 90,000 shares authorized; 2,381 and 2,449 shares issued and outstanding at December 31, 2011 and September 30, 2012, respectively	2	2
Additional paid-in capital	235,690	235,257
Deficit accumulated during the development stage	(243,084)	(230,244)
Total stockholders' equity (deficit)	(7,392)	5,015
Total liabilities and stockholders' equity (deficit)	$ 3,894	$ 17,817